Long-term debt - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2018	May 31, 2018	Feb. 28, 2018	Sep. 30, 2016
Debt Instrument [Line Items]
Loan reference interest rate	LIBOR
Cash and cash equivalents	$ 117,819	$ 204,921	$ 257,911
Restricted cash	$ 7,422	$ 6,435	$ 7,169
Weighted average interest rate	5.28%	5.59%	4.72%
Unused credit facilities, commitment fee	$ 806	$ 1,049	$ 6
Write off of unamortized issuance costs	3,526	2,383	1,257
Prepayment fees incurred	2,297
Write off of unamortized issuance costs excluding prepayment fees incurred
Debt Instrument [Line Items]
Write off of unamortized issuance costs	1,229
Restructuring Letter Agreements
Debt Instrument [Line Items]
Prepayment amount			$ 9,768	$ 22,723	$ 30,000	$ 35,632
Amount of equity to be raised under debt instrument covenants							$ 50,000
Legally restricted
Debt Instrument [Line Items]
Restricted cash	8,443	8,956
Not legally restricted
Debt Instrument [Line Items]
Cash and cash equivalents	$ 58,000	$ 53,500